Related Parties and Related Commitments and Contingencies - Schedule of Variable Interest Entity Maximum Loss Exposure (Details) - Related Party $ in Millions, ¥ in Billions	Mar. 28, 2025 USD ($)	Mar. 28, 2025 JPY (¥)	Jun. 28, 2024 USD ($)	Jun. 28, 2024 JPY (¥)
Guarantor Obligations [Line Items]
Maximum estimable loss exposure	$ 3,359
Operating lease guarantees	1,379	¥ 207	$ 1,299	¥ 208
Inventory and prepayments	1,318
The Flash Business of Western Digital Corporation [Member]
Guarantor Obligations [Line Items]
Maximum estimable loss exposure			3,369
Operating lease guarantees			1,299
Inventory and prepayments			1,069
Notes receivable
Guarantor Obligations [Line Items]
Maximum estimable loss exposure	371
Notes receivable | The Flash Business of Western Digital Corporation [Member]
Guarantor Obligations [Line Items]
Maximum estimable loss exposure			491
Equity investments
Guarantor Obligations [Line Items]
Maximum estimable loss exposure	$ 291
Equity investments | The Flash Business of Western Digital Corporation [Member]
Guarantor Obligations [Line Items]
Maximum estimable loss exposure			$ 510